SUBSEQUENT EVENT (Details) (Subsequent Event, Accor)	0 Months Ended
Dec. 14, 2014
Subsequent Event | Accor
Subsequent Event [Line Items]
Maximum percentage of outstanding shares to l be issued as consideration	10.00%